Transactions with related companies and joint venture - Accounts receivable, payable fromto associates (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	$ 146,070	$ 149,394
Other Receivables	749,456	726,870
Associates
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	367	4,626
Other Receivables	2,842	2,298
Trade and other receivable total	3,209	6,924
Other
Disclosure Of Transactions with associates companies [Line Items]
Other payables	20	14
Total trade and other payables total	183	127
Minera Yanacocha S.R.L. | Associates
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	312	4,314
Compania Minera Coimolache S.A. | Associates
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	55	312
Other Receivables	1,025	443
Trade payables	163	113
Transportadora Callao SA | Associates
Disclosure Of Transactions with associates companies [Line Items]
Other Receivables	1,612	1,855
Ferrocarril Central Andino S.A. | Associates
Disclosure Of Transactions with associates companies [Line Items]
Other Receivables	150	0
Banco Pichincha | Associates
Disclosure Of Transactions with associates companies [Line Items]
Trade and other receivable total	$ 55	$ 0